UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Advantage Multi-Sector Income Fund.

Date of reporting period: July 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.46%
FHLMC ±	4.60%	9-1-2032	$1,276,685	$1,359,793
FHLMC	8.50	7-1-2028	59,946	73,722
FHLMC	8.50	3-1-2030	39,244	40,161
FHLMC Series 1383 ±	2.39	2-1-2037	455,567	486,022
FHLMC Series 196 Class A ±	0.99	12-15-2021	34,240	34,681
FHLMC Series 2011-K16 Class B 144A±	4.59	11-25-2046	1,000,000	1,080,712
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	173,165
FHLMC Series 2011-K702 Class B 144A±	4.77	4-25-2044	740,000	788,263
FHLMC Series 2012-K17 Class B 144A±	4.35	12-25-2044	675,000	720,025
FHLMC Series 2012-K18 Class B 144A±	4.26	1-25-2045	810,000	859,978
FHLMC Series 2012-K501 Class C 144A±	3.42	11-25-2046	800,000	814,202
FHLMC Series 2012-K705 Class B 144A±	4.16	9-25-2044	1,000,000	1,051,885
FHLMC Series 2012-K706 Class B 144A±	4.03	11-25-2044	500,000	524,365
FHLMC Series 2012-K706 Class C 144A±	4.03	11-25-2044	805,000	833,271
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	959,571
FHLMC Series 2012-K709 Class B 144A±	3.74	4-25-2045	1,000,000	1,028,344
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	273,996
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	707,169
FHLMC Series 2013-K713 Class B 144A±	3.16	4-25-2046	1,000,000	1,010,745
FHLMC Series 2390 Class FD ±	0.64	12-15-2031	28,613	28,930
FHLMC Series 2567 Class FH ±	0.59	2-15-2033	88,011	88,977
FHLMC Series K007 Class X1 ±(c)	1.17	4-25-2020	957,024	39,129
FHLMC Series K016 Class X1 ±(c)	1.56	10-25-2021	380,210	30,087
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	6,769,790	540,439
FNMA ±	2.02	9-1-2037	695,300	736,188
FNMA	6.00	4-1-2033	67,011	74,216
FNMA	6.50	11-1-2032	59,662	62,166
FNMA	7.50	7-1-2017	10,864	10,962
FNMA	7.50	10-1-2028	4,260	4,312
FNMA	7.50	2-1-2030	33,372	34,108
FNMA	7.50	9-1-2030	81,402	86,808
FNMA	8.00	6-1-2030	14,540	14,856
FNMA Series 1996-46 Class FA ±	0.69	8-25-2021	19,932	20,075
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,504,625	69,174
FNMA Series 2001-25 Class Z	6.00	6-25-2031	186,982	205,065
FNMA Series 2001-35 Class F ±	0.79	7-25-2031	7,884	8,016
FNMA Series 2001-57 Class F ±	0.69	6-25-2031	7,938	8,040
FNMA Series 2002-77 Class FH ±	0.59	12-18-2032	62,940	63,535
FNMA Series 2002-97 Class FR ±	0.74	1-25-2033	14,899	15,096
FNMA Series G91-16 Class F ±	0.64	6-25-2021	19,124	19,246
FNMA Series G92-17 Class F ±	1.24	3-25-2022	61,822	62,951
GNMA	6.50	6-15-2028	42,709	48,732
GNMA	7.25	7-15-2017	3,605	3,617
GNMA	7.25	8-15-2017	15,530	15,740
GNMA	7.25	8-15-2017	10,105	10,212
GNMA	7.25	9-15-2017	12,253	12,395
GNMA	7.25	10-15-2017	22,933	23,752
GNMA	7.25	10-15-2017	9,839	9,944
GNMA	7.25	11-15-2017	11,732	11,866
GNMA	7.25	1-15-2018	4,204	4,218
GNMA	7.25	1-15-2018	7,108	7,132
GNMA	7.25	2-15-2018	13,818	13,988
GNMA	7.25	5-15-2018	7,714	7,740
Total Agency Securities (Cost $14,193,896)				15,211,782

Asset-Backed Securities : 0.10%
CVS Pass-Through Trust Series T	6.04	12-10-2028	564,607	645,835
Total Asset-Backed Securities (Cost $632,055)				645,835

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.08%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	$844

Telecommunication Services : 0.08%
Diversified Telecommunication Services : 0.08%
Fairpoint Communications Incorporated †			28,903	480,368

Total Common Stocks (Cost $649,735)				481,212

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 71.49%

Consumer Discretionary : 11.73%

Auto Components : 0.57%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$1,680,000	1,764,000
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	506,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	435,500
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	558,675
ZF North America Capital Incorporated 144A	4.50	4-29-2022	245,000	241,325
				3,505,750

Distributors : 0.12%
LKQ Corporation	4.75	5-15-2023	800,000	762,000

Diversified Consumer Services : 1.16%
Monitronics International	9.13	4-1-2020	375,000	363,750
Service Corporation International	6.75	4-1-2016	475,000	489,250
Service Corporation International	7.00	6-15-2017	1,410,000	1,522,800
Service Corporation International	7.50	4-1-2027	2,993,000	3,464,398
Service Corporation International	7.63	10-1-2018	680,000	774,350
Service Corporation International	8.00	11-15-2021	475,000	553,375
				7,167,923

Hotels, Restaurants & Leisure : 2.91%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,771,600
Greektown Holdings LLC 144A	8.88	3-15-2019	7,425,000	7,870,500
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	203,044
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,783,750
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	420,750
				18,049,644

Household Durables : 0.37%
American Greetings Corporation	7.38	12-1-2021	2,000,000	2,100,000
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	214,250
				2,314,250

Internet & Catalog Retail : 0.13%
Expedia Incorporated	5.95	8-15-2020	750,000	835,433

Media : 5.34%
Altice US Finance I Corporation 144A	5.38	7-15-2023	945,000	949,725
Altice US Finance II Corporation 144A	7.75	7-15-2025	2,030,000	2,014,775
Cable One Incorporated 144A	5.75	6-15-2022	375,000	383,438
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,439,363

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC	5.13%	2-15-2023	$300,000	$297,375
CCO Holdings LLC 144A	5.13	5-1-2023	475,000	470,844
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,265,625
CCO Holdings LLC 144A	5.38	5-1-2025	1,525,000	1,502,125
CCO Holdings LLC 144A	5.88	5-1-2027	705,000	698,391
CCO Holdings LLC	6.63	1-31-2022	775,000	818,594
CCO Holdings LLC	7.38	6-1-2020	1,100,000	1,163,478
CCO Safari II LLC 144A	4.91	7-23-2025	1,225,000	1,225,870
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,170,000	1,086,638
Cinemark USA Incorporated	7.38	6-15-2021	775,000	821,500
CSC Holdings LLC	7.63	7-15-2018	625,000	689,063
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,207,250
CSC Holdings LLC	8.63	2-15-2019	383,000	435,663
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	752,020
DISH DBS Corporation	7.88	9-1-2019	480,000	537,000
EchoStar DBS Corporation	7.13	2-1-2016	125,000	127,969
Gray Television Incorporated	7.50	10-1-2020	6,380,000	6,754,825
Interpublic Group of Companies	4.00	3-15-2022	750,000	770,279
Lamar Media Corporation	5.88	2-1-2022	690,000	719,325
LIN Television Corporation	6.38	1-15-2021	275,000	282,563
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	212,500
National CineMedia LLC	6.00	4-15-2022	1,710,000	1,761,300
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,052,500
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	175,000	179,375
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,855,000
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,400
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	796,313
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	774,200
				33,065,286

Multiline Retail : 0.10%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	618,950

Specialty Retail : 1.03%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	459,000
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	628,492
Century Intermediate Holding Company (PIK at 10.50%) 144A(i)¥	9.75	2-15-2019	175,000	182,438
L Brands Incorporated	6.63	4-1-2021	750,000	843,285
Penske Auto Group Incorporated	5.38	12-1-2024	1,130,000	1,138,475
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,202,644
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,150,520
Sonic Automotive Incorporated	7.00	7-15-2022	700,000	756,000
				6,360,854

Consumer Staples : 0.92%

Beverages : 0.13%
Cott Beverages Incorporated 144A	6.75	1-1-2020	790,000	822,588

Food & Staples Retailing : 0.10%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	620,934

Food Products : 0.55%
B&G Foods Incorporated	4.63	6-1-2021	300,000	298,500
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	182,250
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	759,355
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,155,425
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	1,012,000
				3,407,530

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Household Products : 0.02%
Energizer Holdings Incorporated 144A	5.50%	6-15-2025	$25,000	$24,438
Spectrum Brands Incorporated 144A	5.75	7-15-2025	100,000	102,980
				127,418

Tobacco : 0.12%
Reynolds American Incorporated 144A	6.88	5-1-2020	650,000	753,576

Energy : 15.77%

Energy Equipment & Services : 5.84%
Bristow Group Incorporated	6.25	10-15-2022	4,478,000	4,231,710
Cleaver Brooks Incorporated 144A(i)	8.75	12-15-2019	95,000	90,250
Era Group Incorporated	7.75	12-15-2022	4,425,000	4,358,625
Forum Energy Technologies Incorporated	6.25	10-1-2021	200,000	193,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,225,000	3,115,938
Hilcorp Energy Company 144A	5.00	12-1-2024	325,000	302,250
Hilcorp Energy Company 144A	5.75	10-1-2025	1,300,000	1,235,000
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,835,000	2,260,913
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,571,700
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,060,000
NGPL PipeCo LLC 144A	7.77	12-15-2037	10,215,000	10,342,688
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	435,000
PHI Incorporated	5.25	3-15-2019	5,175,000	4,696,313
TerraForm Power Operating LLC 144A	6.13	6-15-2025	1,250,000	1,253,125
				36,146,512

Oil, Gas & Consumable Fuels : 9.93%
Alpha Natural Resources Incorporated	6.25	6-1-2021	475,000	14,250
Arch Coal Incorporated	7.00	6-15-2019	1,200,000	135,000
Arch Coal Incorporated	7.25	6-15-2021	475,000	47,500
Berry Petroleum Company LLC	6.38	9-15-2022	25,000	16,750
Chesapeake Energy Corporation	6.13	2-15-2021	900,000	776,250
CSI Compressco LP	7.25	8-15-2022	1,205,000	1,135,713
CVR Refining LLC	6.50	11-1-2022	1,599,000	1,606,995
Denbury Resources Incorporated	5.50	5-1-2022	655,000	519,088
Denbury Resources Incorporated	6.38	8-15-2021	1,710,000	1,436,400
El Paso LLC	6.50	9-15-2020	285,000	323,874
El Paso LLC	6.50	4-1-2020	750,000	848,411
El Paso LLC	7.00	6-15-2017	530,000	573,026
El Paso LLC (i)	7.42	2-15-2037	800,000	850,223
El Paso LLC	7.80	8-1-2031	1,850,000	2,094,979
Energy Transfer Partners LP	5.20	2-1-2022	750,000	775,961
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	575,000	143,750
Exterran Partners LP	6.00	4-1-2021	2,500,000	2,281,250
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	723,403
Nabors Industries Incorporated	4.63	9-15-2021	750,000	736,004
Northern Tier Energy LLC	7.13	11-15-2020	2,900,000	2,958,000
Overseas Shipholding Group Incorporated	7.50	2-15-2021	1,700,000	1,683,000
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,100,000	2,152,500
Phillips 66	4.30	4-1-2022	625,000	659,096
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	748,810
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,436,139
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,661,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	4,038,000	4,179,330
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,485,125
Sabine Oil & Gas Corporation (s)	7.25	6-15-2019	520,000	111,800
Sabine Oil & Gas Corporation (s)	7.50	9-15-2020	3,500,000	761,250
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	867,000
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,020,000	1,020,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,615,859
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,656,500
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,351,125

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP	7.50%	11-30-2016	$4,635,000	$4,820,400
SemGroup Corporation	7.50	6-15-2021	2,665,000	2,771,600
Suburban Propane Partners LP	7.38	8-1-2021	309,000	331,403
Swift Energy Company	7.13	6-1-2017	5,696,000	2,107,520
Swift Energy Company	8.88	1-15-2020	1,075,000	279,500
Ultra Petroleum Corporation 144A	5.75	12-15-2018	410,000	366,950
Ultra Petroleum Corporation 144A	6.13	10-1-2024	1,985,000	1,528,450
Weatherford International Incorporated	6.35	6-15-2017	650,000	684,721
Western Gas Partners LP	5.38	6-1-2021	503,000	541,797
Williams Partners LP	3.35	8-15-2022	750,000	705,551
				61,523,503

Financials : 15.26%

Banks : 0.84%
Bank of America Corporation	3.70	9-1-2015	650,000	651,391
Bank of America Corporation	5.70	1-24-2022	250,000	284,878
CIT Group Incorporated	5.25	3-15-2018	100,000	103,750
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,348,313
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	592,625
Citigroup Incorporated	4.50	1-14-2022	250,000	270,041
Citigroup Incorporated	6.00	8-15-2017	650,000	704,139
City National Bank	5.38	7-15-2022	500,000	545,447
HSBC Bank USA	6.00	8-9-2017	650,000	704,811
				5,205,395

Capital Markets : 1.12%
Ace Securities Corporation ±	2.82	6-25-2033	433,850	427,158
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	868,452
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	859,012
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	3,417,600
Jefferies Finance LLC 144A	7.38	4-1-2020	200,000	200,000
Jefferies Finance LLC 144A	7.50	4-15-2021	475,000	471,438
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	691,600
				6,935,260

Consumer Finance : 4.11%
Ally Financial Incorporated	8.00	3-15-2020	755,000	890,900
Discover Financial Services	5.20	4-27-2022	750,000	797,831
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	697,882
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	271,068
GMAC Limited Liability Corporation	8.00	12-31-2018	1,155,000	1,290,713
Homer City Generation (PIK at 9.23%) LLC ¥	8.73	10-1-2026	1,298,164	1,311,146
Navient Corporation	5.88	3-25-2021	610,000	571,875
Navient Corporation	8.00	3-25-2020	4,240,000	4,399,000
SLM Corporation	6.13	3-25-2024	1,220,000	1,091,900
SLM Corporation	7.25	1-25-2022	930,000	918,375
SLM Corporation	8.45	6-15-2018	1,675,000	1,809,000
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,550,350
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,134,320
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,774,038
Springleaf Finance Corporation	6.50	9-15-2017	200,000	211,740
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,845,750
Springleaf Finance Corporation	7.75	10-1-2021	500,000	551,250

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	8.25%	10-1-2023	$1,160,000	$1,305,000
				25,422,138

Diversified Financial Services : 2.00%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,659,175
General Electric Capital Corporation	4.65	10-17-2021	650,000	718,536
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,615,000	2,464,638
ING US Incorporated	5.50	7-15-2022	750,000	850,286
JPMorgan Chase & Company	3.38	5-1-2023	750,000	735,414
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,465,423
NewStar Financial Incorporated 144A	7.25	5-1-2020	2,450,000	2,486,750
				12,380,222

Insurance : 1.36%
American International Group Incorporated	4.88	6-1-2022	750,000	829,874
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	689,267
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	723,918
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	2,900,000	2,900,000
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	817,720
ProAssurance Corporation	5.30	11-15-2023	750,000	802,114
Progressive Corporation ±	6.70	6-15-2067	600,000	625,500
Prudential Covered Trust 144A	3.00	9-30-2015	336,000	337,030
W.R. Berkley Corporation	4.63	3-15-2022	650,000	691,343
				8,416,766

Real Estate Management & Development : 0.90%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	2,295,000	2,343,769
Onex Corporation 144A	7.75	1-15-2021	3,205,000	3,233,044
				5,576,813

REITs : 4.93%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	689,969
American Tower Corporation	5.90	11-1-2021	650,000	734,304
Crown Castle International Corporation	4.88	4-15-2022	460,000	472,050
Crown Castle International Corporation	5.25	1-15-2023	95,000	99,513
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	2,945,250
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,783,013
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,000,000	973,750
Essex Portfolio LP	3.63	8-15-2022	750,000	758,467
Health Care REIT Incorporated	5.25	1-15-2022	650,000	713,047
Iron Mountain Incorporated	5.75	8-15-2024	5,650,000	5,692,375
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,246,400
Iron Mountain Incorporated	7.75	10-1-2019	365,000	382,338
Iron Mountain Incorporated	8.38	8-15-2021	453,000	466,364
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,848,219
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	877,625
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,141,250
The Geo Group Incorporated	5.13	4-1-2023	1,400,000	1,407,000
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,758,800
The Geo Group Incorporated	5.88	10-15-2024	465,000	481,275
The Geo Group Incorporated	6.63	2-15-2021	365,000	382,338
Ventas Realty LP	4.25	3-1-2022	650,000	674,370
				30,527,717

Health Care : 6.01%

Biotechnology : 0.12%
Amgen Incorporated	3.63	5-15-2022	750,000	763,119

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies : 0.58%
Crimson Merger Sub Incorporated 144A	6.63%	5-15-2022	$2,400,000	$2,217,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	693,450
Hologic Incorporated	6.25	8-1-2020	660,000	680,625
				3,591,075

Health Care Providers & Services : 3.32%
Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	195,000	197,925
Capella Healthcare Incorporated	9.25	7-1-2017	2,700,000	2,781,000
Centene Corporation	5.75	6-1-2017	1,000,000	1,050,750
Community Health Systems Incorporated	6.88	2-1-2022	60,000	64,200
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	834,737
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	439,994
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	559,125
Express Scripts Holding Company	3.90	2-15-2022	665,000	681,535
HCA Incorporated	6.50	2-15-2020	1,875,000	2,096,484
HealthSouth Corporation	5.75	11-1-2024	30,000	30,569
HealthSouth Corporation	7.75	9-15-2022	1,050,000	1,096,158
Humana Incorporated	7.20	6-15-2018	750,000	854,291
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,143,531
MPT Operating Partnership LP	6.88	5-1-2021	775,000	813,750
Select Medical Corporation	6.38	6-1-2021	6,215,000	6,292,688
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,604,063
				20,540,800

Health Care Technology : 0.75%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,681,813

Life Sciences Tools & Services : 0.21%
Life Technologies Corporation	6.00	3-1-2020	750,000	846,044
Quintiles Transnational Corporation 144A	4.88	5-15-2023	425,000	431,107
				1,277,151

Pharmaceuticals : 1.03%
Endo Finance LLC 144A	5.38	1-15-2023	375,000	378,983
Endo Finance LLC 144A	5.75	1-15-2022	715,000	734,663
Endo Finance LLC 144A	6.00	7-15-2023	525,000	547,313
Endo Finance LLC 144A	6.00	2-1-2025	775,000	800,188
Endo Finance LLC 144A	7.75	1-15-2022	2,385,000	2,543,006
Pinnacle Incorporated 144A	9.50	10-1-2023	500,000	553,750
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	87,231
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	730,191
				6,375,325

Industrials : 4.63%

Aerospace & Defense : 0.16%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,008,021

Airlines : 0.35%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,502,171
Delta Air Lines Incorporated	4.75	11-7-2021	615,466	649,316
				2,151,487

Commercial Services & Supplies : 1.66%
ADT Corporation	3.50	7-15-2022	750,000	686,250
ADT Corporation	4.13	6-15-2023	1,075,000	1,005,125
ADT Corporation	6.25	10-15-2021	1,605,000	1,701,300

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	5.88%	3-1-2024	$2,260,000	$2,226,100
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,575,000
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,550,300
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	774,584
Republic Services Incorporated	3.55	6-1-2022	750,000	759,809
				10,278,468

Construction & Engineering : 0.74%
AECOM 144A	5.75	10-15-2022	215,000	218,225
AECOM 144A	5.88	10-15-2024	2,610,000	2,649,150
United Rentals North America Incorporated	4.63	7-15-2023	1,200,000	1,183,500
United Rentals North America Incorporated	5.50	7-15-2025	550,000	525,938
				4,576,813

Professional Services : 0.10%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	597,193

Road & Rail : 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	652,113

Trading Companies & Distributors : 1.51%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,310,166
H&E Equipment Services Incorporated	7.00	9-1-2022	4,065,000	4,105,650
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	83,719
International Lease Finance Corporation	8.63	9-15-2015	900,000	905,625
				9,405,160

Information Technology : 5.72%

Communications Equipment : 0.22%
CommScope Incorporated 144A	4.38	6-15-2020	210,000	211,313
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	425,000	419,688
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	737,297
				1,368,298

Electronic Equipment, Instruments & Components : 1.20%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,947,563
L-3 Communications Corporation	4.95	2-15-2021	750,000	793,422
Zebra Technologies Corporation 144A	7.25	10-15-2022	600,000	657,000
				7,397,985

Internet Software & Services : 0.38%
Infor US Incorporated 144A	6.50	5-15-2022	390,000	398,775
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	1,930,000	1,949,300
				2,348,075

IT Services : 2.41%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,725,000	2,782,906
Audatex North America Incorporated 144A	6.13	11-1-2023	1,900,000	1,857,250
First Data Corporation 144A	6.75	11-1-2020	585,000	618,638
First Data Corporation 144A	7.38	6-15-2019	625,000	651,938
First Data Corporation 144A	8.88	8-15-2020	225,000	235,688
First Data Corporation	11.75	8-15-2021	4,125,000	4,681,875
SunGard Data Systems Incorporated	6.63	11-1-2019	525,000	542,609
SunGard Data Systems Incorporated	7.38	11-15-2018	2,457,000	2,535,624

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
SunGard Data Systems Incorporated	7.63%	11-15-2020	$990,000	$1,038,263
				14,944,791

Semiconductors & Semiconductor Equipment : 0.23%
Micron Technology Incorporated	5.88	2-15-2022	1,400,000	1,428,000

Software : 0.52%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	740,250
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	188,563
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,160,000	1,425,600
CA Incorporated	5.38	12-1-2019	750,000	826,340
SS&C Technologies Incorporated 144A	5.88	7-15-2023	55,000	56,925
				3,237,678

Technology Hardware, Storage & Peripherals : 0.76%
Hewlett-Packard Company	4.05	9-15-2022	750,000	766,623
NCR Corporation	5.88	12-15-2021	230,000	238,050
NCR Corporation	6.38	12-15-2023	3,525,000	3,714,469
				4,719,142

Materials : 1.13%

Chemicals : 0.13%
Dow Chemical Company	4.13	11-15-2021	750,000	788,930

Containers & Packaging : 0.54%
Ball Corporation	5.25	7-1-2025	190,000	191,055
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	39,025
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	567,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,450,400
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,113,750
				3,361,230

Metals & Mining : 0.21%
Cliffs Natural Resources Incorporated 144A	8.25	3-31-2020	640,000	580,800
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	503,250
Glencore Funding LLC 144A	4.00	4-16-2025	200,000	182,885
Indalex Holdings Corporation (i)(s)(a)	11.50	2-1-2020	3,170,000	0
				1,266,935

Paper & Forest Products : 0.25%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,569,281

Telecommunication Services : 8.34%

Diversified Telecommunication Services : 3.55%
CenturyLink Incorporated	5.80	3-15-2022	600,000	582,750
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,581,776
Frontier Communications Corporation	8.13	10-1-2018	845,000	908,375
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,118,000
Frontier Communications Corporation	8.50	4-15-2020	525,000	543,375
GCI Incorporated	6.75	6-1-2021	2,330,000	2,382,425
GCI Incorporated	6.88	4-15-2025	1,200,000	1,221,000
Level 3 Financing Incorporated 144A	5.13	5-1-2023	975,000	955,500
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	303,000
Level 3 Financing Incorporated 144A	5.38	5-1-2025	975,000	949,406
Level 3 Financing Incorporated 144A	5.63	2-1-2023	350,000	355,250

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	6.13%	1-15-2021	$175,000	$183,531
Level 3 Financing Incorporated	7.00	6-1-2020	180,000	189,900
Qwest Corporation	7.13	11-15-2043	795,000	791,025
Qwest Corporation	7.25	9-15-2025	1,040,000	1,190,800
Qwest Corporation	7.63	8-3-2021	230,000	246,100
Syniverse Holdings Incorporated	9.13	1-15-2019	6,305,000	5,532,638
Windstream Corporation	6.38	8-1-2023	800,000	620,000
Windstream Corporation	7.88	11-1-2017	2,330,000	2,359,125
				22,013,976

Wireless Telecommunication Services : 4.79%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	836,329
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,432,000
SBA Communications Corporation	4.88	7-15-2022	640,000	630,400
SBA Communications Corporation	5.63	10-1-2019	160,000	167,600
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,090,000
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	11,581,043
Sprint Capital Corporation	8.75	3-15-2032	515,000	487,319
Sprint Communications Incorporated 144A	9.00	11-15-2018	325,000	364,000
Sprint Communications Incorporated	11.50	11-15-2021	625,000	710,938
Sprint Corporation	7.13	6-15-2024	960,000	878,400
Sprint Corporation	7.25	9-15-2021	200,000	191,250
Sprint Corporation	7.88	9-15-2023	255,000	244,214
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	312,750
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	88,825
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	172,838
T-Mobile USA Incorporated	6.38	3-1-2025	685,000	718,394
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	165,000
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	84,475
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	173,811
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	537,825
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	974,004
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,699,400
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,134,200
				29,675,015

Utilities : 1.98%

Electric Utilities : 0.46%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	825,272
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	2,012,309
				2,837,581

Gas Utilities : 0.44%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,859,313
AmeriGas Finance LLC	7.00	5-20-2022	795,000	845,562
				2,704,875

Independent Power & Renewable Electricity Producers : 0.85%
Calpine Corporation 144A	6.00	1-15-2022	515,000	544,613
Calpine Corporation 144A	7.88	1-15-2023	642,000	688,946
NSG Holdings LLC 144A	7.75	12-15-2025	2,460,378	2,712,567
Reliant Energy Incorporated	9.24	7-2-2017	394,314	413,044
Reliant Energy Incorporated	9.68	7-2-2026	410,000	436,650
TerraForm Power Operating LLC 144A	5.88	2-1-2023	445,000	449,174
				5,244,994

Multi-Utilities : 0.23%
Ameren Illinois Company	9.75	11-15-2018	500,000	624,146

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
CMS Energy Corporation	5.05%	3-15-2022	$750,000	$826,607
				1,450,753

Total Corporate Bonds and Notes (Cost $440,098,747)				442,802,539

Foreign Corporate Bonds and Notes @: 2.62%

Consumer Discretionary : 0.08%

Auto Components : 0.02%
HP Pelzer Holding GmbH (EUR)	7.50	7-15-2021	100,000	118,611

Distributors : 0.02%
GHD Bondco plc (GBP)	7.00	4-15-2020	100,000	142,110

Internet & Catalog Retail : 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	220,259

Consumer Staples : 0.12%

Food Products : 0.12%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	751,471

Energy : 0.30%

Energy Equipment & Services : 0.02%
Rapid Holding GmbH 144A (EUR)	6.63	11-15-2020	100,000	110,616

Oil, Gas & Consumable Fuels : 0.28%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,718,690

Financials : 1.63%

Banks : 1.53%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	1,998,128
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,413,292
KfW (TRY)	5.00	1-16-2017	11,400,000	3,833,693
KfW (AUD)	5.00	3-19-2024	1,300,000	1,072,163
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,159,720
				9,476,996

Diversified Financial Services : 0.10%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	326,792
TES Finance plc (GBP)	6.75	7-15-2020	200,000	309,597
				636,389

Industrials : 0.04%

Commercial Services & Supplies : 0.04%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	274,563

Materials : 0.11%

Chemicals : 0.11%
Albemarle Corporation (EUR)	1.88	12-8-2021	600,000	655,965

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.34%

Diversified Telecommunication Services : 0.06%
Verizon Communications Incorporated (EUR)	3.25%	2-17-2026	300,000	$371,055

Wireless Telecommunication Services : 0.28%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,760,812

Total Foreign Corporate Bonds and Notes (Cost $20,294,587)				16,237,537

Foreign Government Bonds @: 23.82%
Brazil (BRL)	10.00	1-1-2017	38,525,000	10,882,706
Brazil (BRL)	10.00	1-1-2025	25,800,000	6,477,078
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,544,661
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,953,984
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,199,735
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,780,344
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,834,079
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,081,816
Malaysia (MYR)	3.66	10-15-2020	20,700,000	5,418,047
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,181,377
Mexico (MXN)	4.75	6-14-2018	191,800,000	11,922,014
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,589,865
Mexico (MXN)	10.00	12-5-2024	62,120,000	4,941,274
Mexico (MXN)	10.00	12-5-2024	14,100,000	1,121,571
Poland (PLN)	1.50	4-25-2020	41,200,000	10,468,433
Poland (PLN)	3.25	7-25-2025	37,100,000	10,103,876
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,605,677
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,965,447
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	10,317,757
Romania (RON)	5.85	4-26-2023	31,550,000	8,976,771
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,310,873
Thailand (THB)	3.25	6-16-2017	110,000,000	3,219,400
Thailand (THB)	3.85	12-12-2025	108,500,000	3,353,689
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,451,711
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,856,266
Total Foreign Government Bonds (Cost $167,994,930)				147,558,451

Loans : 16.40%

Consumer Discretionary : 4.29%

Auto Components : 0.56%
Allison Transmission Incorporated ±	3.50	8-23-2019	$3,384,370	3,393,507
TI Group Automotive Systems ±	4.50	6-24-2022	70,000	70,438
				3,463,945

Distributors : 0.49%
Spin Holdco Incorporated ±	4.25	11-14-2019	3,025,350	3,022,325

Diversified Consumer Services : 0.11%
CCM Merger Incorporated ±	4.50	8-8-2021	673,163	674,845

Hotels, Restaurants & Leisure : 0.32%
Centaur Acquisition LLC ±	8.75	2-20-2020	1,850,000	1,866,965
TGI Friday’s Incorporated ±	5.25	7-15-2020	104,554	105,143
				1,972,108

Household Durables : 0.12%
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	737,164	739,000

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Products : 0.03%
Anchor Glass Container Corporation ±	4.50%	7-1-2022	$175,000	$175,399

Leisure Products : 0.28%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	1,729,350	1,734,763

Media : 1.82%
Altice US Finance I Corporation ±%%<	0.00	12-14-2022	425,000	422,612
Charter Communications Operating LLC ±%%<	0.00	1-20-2023	120,000	120,263
Entercom Radio LLC ±	4.00	11-23-2018	1,128,502	1,127,655
Learfield Communications Incorporated ±	4.50	10-9-2020	1,193,970	1,194,961
Learfield Communications Incorporated ±	8.75	10-9-2021	2,803,297	2,796,289
Mission Broadcasting Incorporated ±	3.75	10-1-2020	125,735	125,892
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	142,585	142,764
TWCC Holdings Corporation ±	5.75	2-13-2020	387,481	383,122
TWCC Holdings Corporation ±	7.00	6-26-2020	5,355,000	4,986,844
				11,300,402

Multiline Retail : 0.12%
Doosan Infracore International Incorporated ±	4.50	5-27-2021	200,877	201,630
New Albertson’s Incorporated ±	4.75	6-27-2021	526,025	527,014
				728,644

Specialty Retail : 0.44%
Focus Brands Incorporated ±	4.25	2-21-2018	703,491	703,710
Focus Brands Incorporated ±(i)	10.25	8-21-2018	2,023,863	2,033,982
				2,737,692

Consumer Staples : 0.26%

Food & Staples Retailing : 0.26%
Albertson’s Holdings LLC ±	5.50	8-25-2021	1,621,192	1,625,520

Financials : 2.55%

Capital Markets : 0.22%
American Capital Limited ±	3.50	8-22-2017	1,387,362	1,383,033

Diversified Financial Services : 0.88%
American Beacon Advisors Incorporated ±	5.50	4-30-2022	2,406,572	2,436,654
American Beacon Advisors Incorporated ±	9.75	3-3-2023	440,000	437,800
Ipreo Holdings LLC ±	4.00	8-6-2021	143,913	142,413
LPL Holdings Incorporated ±	3.25	3-29-2019	1,205,969	1,201,821
TMFS Holdings LLC ±(i)	5.50	7-30-2021	1,225,738	1,216,544
				5,435,232

Insurance : 0.10%
Asurion LLC ±	8.50	3-3-2021	360,000	361,800
Hub International Limited ±	4.00	10-2-2020	274,135	272,666
				634,466

Real Estate Management & Development : 0.80%
Capital Automotive LP ±	4.00	4-10-2019	3,071,814	3,083,333
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,875,335
				4,958,668

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.55%
Crown Castle Operating Company ±	3.00%	1-31-2021	$3,415,139	$3,402,708

Health Care : 0.61%

Health Care Equipment & Supplies : 0.10%
DJO Finance LLC ±	4.25	6-8-2020	315,000	315,236
Prestige Brands Incorporated ±	3.51	9-3-2021	315,455	315,625
				630,861

Health Care Providers & Services : 0.27%
Acadia Healthcare Company Incorporated ±	4.25	2-11-2022	159,200	160,660
Capella Healthcare Incorporated ±	5.25	12-31-2021	373,125	374,058
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	1,119,375	1,122,173
				1,656,891

Health Care Technology : 0.07%
Alere Incorporated ±	4.25	6-18-2022	110,000	110,413
Hill-Rom Holdings Incorporated ±%%<	0.00	7-23-2022	75,000	75,281
MedAssets Incorporated ±	4.00	12-12-2019	225,087	224,524
				410,218

Pharmaceuticals : 0.17%
Endo Luxembourg Finance Company ±%%<	0.00	6-11-2022	300,000	301,167
Par Pharmaceutical Companies Incorporated ±	4.25	9-30-2019	139,300	139,196
Valeant Pharmaceuticals International Incorporated ±	3.50	12-11-2019	172,765	172,908
Valeant Pharmaceuticals International Incorporated ±	4.00	4-1-2022	448,875	450,208
				1,063,479

Industrials : 2.78%

Aerospace & Defense : 0.49%
TransDigm Incorporated ±	3.75	2-28-2020	3,034,515	3,028,658

Airlines : 0.02%
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	105,000	104,300

Chemicals : 0.04%
The Chemours Company ±	3.75	5-22-2022	280,000	268,660

Commercial Services & Supplies : 0.91%
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,039,903	1,034,963
Gates Global LLC ±	4.25	7-5-2021	868,438	863,418
Interactive Data Corporation ±	4.75	5-2-2021	1,841,400	1,847,919
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	532,305	526,982
Trinseo Materials Operating S.C.A. ±	4.25	10-13-2021	215,000	214,086
W3 Company ±(i)	9.25	9-13-2020	289,275	230,457
Wash Multifamily Laundry LLC ±	4.25	5-14-2022	102,830	102,573
Wash Multifamily Laundry LLC ±	8.00	5-12-2023	17,885	18,243
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	587,170	585,702
WASH Multifamily Laundry Systems LLC ±	8.00	5-14-2023	102,115	104,157
Waste Industries USA Incorporated ±	4.25	2-27-2020	114,713	115,114
				5,643,614

Electrical Equipment : 0.16%
Nusil Technology LLC ±	5.25	4-7-2017	985,236	979,078

Machinery : 0.71%
Alliance Laundry Systems LLC ±	4.25	12-10-2018	1,642,672	1,643,707

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Alliance Laundry Systems LLC ±	9.50%	12-10-2019	$2,230,189	$2,230,189
Onex Wizard Acquisition Company ±	4.25	3-13-2022	538,650	539,625
				4,413,521

Transportation Infrastructure : 0.45%
HGIM Corporation ±	5.50	6-18-2020	2,962,642	2,275,309
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	89,100	88,933
OSG International Incorporated ±	5.75	8-5-2019	401,447	401,199
				2,765,441

Information Technology : 2.60%

Internet Software & Services : 0.24%
CCC Information Services Incorporated ±	4.00	12-20-2019	585,977	582,133
Vertafore Incorporated ±	9.75	10-29-2017	510,000	512,973
Zayo Group LLC ±	3.75	5-6-2021	397,978	396,983
				1,492,089

Semiconductors & Semiconductor Equipment : 0.64%
Avago Technologies ±	3.75	5-6-2021	2,468,949	2,471,418
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	1,462,576	1,464,770
				3,936,188

Technology Hardware, Storage & Peripherals : 1.72%
CDW LLC ±	3.25	4-29-2020	880,001	876,331
Dell Incorporated ±	4.00	4-29-2020	8,323,514	8,318,770
Kronos Incorporated ±	4.50	10-30-2019	579,290	579,111
Peak 10 Incorporated ±	8.25	6-17-2022	430,000	408,500
Riverbed Technology Incorporated ±	6.00	4-24-2022	498,750	504,236
				10,686,948

Telecommunication Services : 1.39%

Diversified Telecommunication Services : 1.01%
Avaya Incorporated ±	4.69	10-26-2017	199,261	196,987
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,703,723
nTelos Incorporated ±	5.75	11-9-2019	2,014,493	1,802,971
Telesat Canada ±	3.50	3-28-2019	2,570,947	2,563,440
				6,267,121

Wireless Telecommunication Services : 0.38%
LTS Buyer LLC ±	4.00	4-11-2020	742,424	738,252
LTS Buyer LLC ±	8.00	4-12-2021	566,625	562,517
Syniverse Holdings Incorporated ±	4.00	4-23-2019	1,129,493	1,072,806
				2,373,575

Utilities : 1.92%

Electric Utilities : 1.84%
Green Energy Partners ±	6.50	11-13-2021	1,330,000	1,339,563
Texas Competitive Electric Holdings Company LLC ±	4.66	10-10-2015	20,096,983	10,058,540
				11,398,103

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.08%
Calpine Corporation ±	4.00%	10-9-2019	$497,442	$498,154

Total Loans (Cost $112,003,685)				101,605,649

Municipal Obligations : 0.06%

New York : 0.06%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	345,000	341,843

Total Municipal Obligations (Cost $345,000)				341,843

Non-Agency Mortgage-Backed Securities : 7.66%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	436,358	441,885
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.13	9-25-2046	3,324,411	2,365,146
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.09	4-25-2034	78,122	75,775
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	221,284	220,798
Asset Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.51	10-15-2032	180,994	179,211
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.84	7-10-2044	1,340,000	1,370,662
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	500,000	519,073
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.26	2-10-2051	550,000	597,639
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	776,726
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.57	6-10-2049	430,000	456,985
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	432,972	451,570
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.01	1-26-2037	96,859	97,015
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.62	2-25-2033	139,141	134,807
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	341,486
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	108,676
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	130,707	130,691
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	48,932	49,500
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	256,555	263,336
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.77	3-15-2049	680,000	700,209
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	474,776
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,070,971
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.57	12-25-2033	69,493	66,669
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	1,072,547
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.34	10-13-2028	1,000,000	998,678
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.54	2-25-2034	97,099	101,105
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.63	10-25-2033	135,322	134,270
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.81	6-15-2038	1,045,000	1,077,263
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,558,614
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,044,997
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.22	9-25-2032	602,909	562,114
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.83	6-25-2033	166,605	165,643
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.24	3-25-2033	46,339	45,053
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.85	4-25-2036	162,618	162,311
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	429,356
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	446,676	441,839
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.71	8-25-2034	15,016	14,717
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AM	5.48	3-10-2039	248,914	259,188
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AMFX	5.48	3-10-2039	100,000	104,459
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.51	11-25-2032	274,200	265,920

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.51%	7-25-2034	$84,376	$85,692
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.82	7-10-2038	2,600,000	2,676,989
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	473,302	499,777
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.55	4-10-2038	835,000	846,347
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8-10-2045	897,535	952,579
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±(c)	1.48	8-10-2043	5,542,654	327,898
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.54	5-10-2045	4,752,708	477,913
GS Mortgage Securities Trust Series 2014-New Class C 144A	3.79	1-10-2031	1,000,000	1,006,079
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.87	6-25-2034	19,847	20,068
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.62	4-25-2035	13,802	13,669
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.49	3-25-2035	153,027	150,174
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.49	5-25-2036	139,533	138,066
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	920,078
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	569,003
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.67	7-25-2034	74,568	74,729
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.82	7-25-2034	79,429	78,469
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.60	6-25-2035	314,755	319,979
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	56,620	57,861
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	246,843	253,121
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	788,662
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.15	4-15-2041	820,000	888,378
Lehman XS Trust Series 2006-18N Class A5A ±	0.36	12-25-2036	2,920,983	2,356,123
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.49	12-25-2033	511,215	505,973
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.64	1-25-2034	20,427	19,776
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.74	11-21-2034	31,952	32,683
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	53,459	55,541
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	354,642
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	881,835
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	103,591	107,222
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.68	5-12-2039	565,000	579,697
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.83	6-12-2050	631,215	657,387
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	0.99	12-25-2031	19,146	17,446
Mid State Trust Series 11 Class A1	4.86	7-15-2038	247,994	262,742
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.10	1-25-2029	128,667	120,465
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±(c)	1.82	8-15-2045	5,661,354	426,804
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.24	12-27-2033	578,187	557,892
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	521,289
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,033,308
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	25,816
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	523,411
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,434,627
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.79	8-15-2045	615,000	650,714
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.52	3-15-2045	900,000	982,021
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.12	11-25-2034	1,165,049	1,076,417
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.77	3-25-2035	62,015	61,896
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.48	5-25-2035	45,823	46,238
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	2.84	12-26-2035	36,659	36,749
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	520,017	524,304
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	71,163	70,801
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.26	12-25-2030	165,452	171,498
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	613,294	620,667
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.95	4-20-2033	23,859	22,840

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.51%	3-25-2034	$69,491	$68,609
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.71	2-25-2028	273,417	269,421
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.79	10-25-2027	81,939	80,097
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.33	11-25-2033	173,407	173,464
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.77	5-15-2033	6,184,298	200,928
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,233,167
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	192,546	205,825
Total Non-Agency Mortgage-Backed Securities (Cost $46,141,147)				47,447,546

	Dividend yield		Shares
Preferred Stocks : 0.19%

Financials : 0.19%

Banks : 0.19%
GMAC Capital Trust I ±	7.74		44,400	1,164,612

Total Preferred Stocks (Cost $1,130,340)				1,164,612

	Interest rate		Principal
Yankee Corporate Bonds and Notes : 8.91%

Consumer Discretionary : 0.59%

Diversified Consumer Services : 0.12%
Anglo American Capital Company 144A	4.13	9-27-2022	$750,000	702,899

Media : 0.47%
Grupo Televisa SAB	6.00	5-15-2018	750,000	823,425
Myriad International Holdings BV	6.00	7-18-2020	500,000	541,011
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	798,750
WPP Finance 2010	3.63	9-7-2022	750,000	756,423
				2,919,609

Consumer Staples : 0.45%

Beverages : 0.33%
Anadolu Efes	3.38	11-1-2022	1,400,000	1,229,900
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	804,998
				2,034,898

Tobacco : 0.12%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	751,477

Energy : 0.59%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3-15-2021	750,000	737,045

Oil, Gas & Consumable Fuels : 0.47%
Baytex Energy Corporation 144A	5.63	6-1-2024	325,000	279,500
Griffin Coal Mining Company Limited 144A(i)(s)(a)	9.50	12-1-2016	1,685,411	674,164
Griffin Coal Mining Company Limited (i)(s)(a)	9.50	12-1-2016	137,792	55,117
Petrobras International Finance Company	5.38	1-27-2021	670,000	623,743
Petroleos Mexicanos	4.88	1-24-2022	750,000	778,875
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	484,515
				2,895,914

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 1.66%

Banks : 1.56%
Banco del Estado de Chile 144A	3.88%	2-8-2022	$650,000	$669,133
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,039,276
Export Import Bank of Korea	5.00	4-11-2022	750,000	844,685
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,585,650
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	789,244
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	425,375
Preferred Term Securities XII Limited (i)(s)(a)	0.00	12-24-2033	635,000	0
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	764,948
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	706,228
Teekay Corporation	8.50	1-15-2020	2,570,000	2,820,575
				9,645,114

Diversified Financial Services : 0.10%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	637,072

Health Care : 0.99%

Pharmaceuticals : 0.99%
Mallinckrodt plc 144A	4.88	4-15-2020	100,000	102,915
Mallinckrodt plc 144A	5.50	4-15-2025	195,000	196,219
Perrigo Finance plc	3.90	12-15-2024	1,000,000	989,350
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	985,000	1,024,302
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	395,000	412,775
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	680,000	714,425
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	2,505,000	2,717,925
				6,157,911

Industrials : 0.48%

Aerospace & Defense : 0.05%
Bombardier Incorporated 144A	7.50	3-15-2025	390,000	322,725

Commercial Services & Supplies : 0.26%
GFL Environmental Incorporated 144A	7.88	4-1-2020	1,575,000	1,610,438

Machinery : 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	230,888

Road & Rail : 0.13%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	810,113

Information Technology : 0.25%

Communications Equipment : 0.13%
Ericsson LM	4.13	5-15-2022	750,000	782,149

Internet Software & Services : 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	780,501

Materials : 1.25%

Containers & Packaging : 0.39%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,286,489	1,344,381
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,020,000	1,074,825
				2,419,206

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.62%
ArcelorMittal SA		5.25%	2-25-2017	$725,000	$749,469
ArcelorMittal SA		5.13	6-1-2020	100,000	100,250
ArcelorMittal SA		6.13	6-1-2025	100,000	95,250
ArcelorMittal SA		7.00	2-25-2022	255,000	261,375
FMG Resources August 2006 Proprietary Limited 144A		6.88	4-1-2022	320,000	184,800
Novelis Incorporated		8.38	12-15-2017	550,000	569,250
Novelis Incorporated		8.75	12-15-2020	1,125,000	1,186,875
Vale Overseas Limited		4.38	1-11-2022	750,000	722,025
					3,869,294

Paper & Forest Products : 0.24%
Sappi Limited 144A		7.50	6-15-2032	1,560,000	1,474,200

Telecommunication Services : 2.54%

Diversified Telecommunication Services : 2.29%
Intelsat Jackson Holdings SA		5.50	8-1-2023	7,925,000	7,172,125
Intelsat Jackson Holdings SA		7.25	10-15-2020	650,000	645,125
Intelsat Jackson Holdings SA		7.50	4-1-2021	1,025,000	1,019,875
Intelsat Luxembourg SA		7.75	6-1-2021	1,435,000	1,140,825
Intelsat Luxembourg SA		8.13	6-1-2023	4,190,000	3,331,050
Qtel International Finance Limited		5.00	10-19-2025	300,000	325,125
Virgin Media Finance plc 144A		5.38	4-15-2021	162,000	166,658
Virgin Media Finance plc 144A		6.38	4-15-2023	365,000	381,425
					14,182,208

Wireless Telecommunication Services : 0.25%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	750,000	768,971
Telesat Canada Incorporated 144A		6.00	5-15-2017	775,000	788,078
					1,557,049

Utilities : 0.11%

Electric Utilities : 0.11%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	686,394

Total Yankee Corporate Bonds and Notes (Cost $57,241,103)					55,207,104

		Yield		Shares
Short-Term Investments : 2.31%

Investment Companies : 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.13		14,274,002	14,274,002

Total Short-Term Investments (Cost $14,274,002)					14,274,002

Total investments in securities (Cost $874,999,227)*	136.10%				842,978,112
Other assets and liabilities, net	(36.10)				(223,579,431)

Total net assets	100.00%				$619,398,681

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in the local currency of the issuer.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $878,993,493 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,880,345
Gross unrealized losses	(53,895,726)

Net unrealized losses	$(36,015,381)

Abbreviations:
ADS	American depositary shares
AUD	Australian dollar
BRL	Brazilian real
COP	Columbian Peso
DKK	Danish krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date.

Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2015, the Fund had unfunded loan commitments of $917,700.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$15,211,782	$0	$15,211,782
Asset-backed securities	0	645,835	0	645,835
Common stocks
Materials	844	0	0	844
Telecommunication services	480,368	0	0	480,368
Corporate bonds and notes	0	442,802,539	0	442,802,539
Foreign corporate bonds and notes	0	16,237,537	0	16,237,537
Foreign government bonds	0	147,558,451	0	147,558,451
Loans	0	85,451,057	16,154,592	101,605,649
Municipal obligations	0	341,843	0	341,843
Non-agency mortgage-backed securities	0	47,447,546	0	47,447,546
Preferred stocks
Financials	1,164,612	0	0	1,164,612
Yankee corporate bonds and notes	0	54,477,823	729,281	55,207,104
Short-term investments
Investment companies	14,274,002	0	0	14,274,002

	15,919,826	810,174,413	16,883,873	842,978,112
Forward foreign currency contracts	0	768,788	0	768,788

Total assets	$15,919,826	$810,943,201	$16,883,873	$843,746,900

Liabilities
Forward foreign currency contracts	$0	$729,600	$0	$729,600

Total liabilities	$0	$729,600	$0	$729,600

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2014	$14,853,033	$0	$14,853,033
Accrued discounts (premiums)	6,694	0	6,694
Realized gains (losses)	(8,319)	0	(8,319)
Change in unrealized gains (losses)	37,214	0	37,214
Purchases	7,678,970	0	7,678,970
Sales	(4,154,158)	0	(4,154,158)
Transfers into Level 3	4,181,255	729,281	4,910,536
Transfers out of Level 3	(6,440,097)	0	(6,440,097)

Balance as of July 31, 2015	$16,154,592	$729,281	$16,883,873

Change in unrealized gains (losses) relating to securities still held at July 31, 2015	$17,411	$0	$17,411

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized losses
8-10-2015	State Street Bank	31,500,000 MYR	$8,232,312	$8,744,110	$(511,798)
9-28-2015	State Street Bank	42,650,000 THB	1,207,843	1,239,465	(31,622)
9-28-2015	State Street Bank	100,000,000 THB	2,831,988	2,943,774	(111,786)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
8-10-2015	State Street Bank	4,600,000,000 COP	$1,596,526	$1,936,842	$340,316
9-9-2015	State Street Bank	1,500,000,000 HUF	5,359,272	5,401,707	42,435
9-11-2015	State Street Bank	4,000,000 TRY	1,427,534	1,421,419	(6,115)
9-28-2015	State Street Bank	14,475,000 BRL	4,147,175	4,533,212	386,037
10-29-2015	State Street Bank	86,600,000 MXN	5,339,285	5,271,006	(68,279)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 23, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: September 23, 2015